Fees Summary	May 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 714,512,066.78
Previously Paid Amount	0.00
Total Fee Amount	109,391.80
Total Offset Amount	107,568.36
Net Fee	$ 1,823.44